Note 04 - Cash and Cash Equivalents (Table)	3 Months Ended
Mar. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents [Table Text Block]
	March 31, 2011		December 31, 2010

Cash		1,993		1,974
Investments - Brazilian Reais (1)		17,145		7,819
Investments - U.S. dollars (2)		6,860		7,840

		25,998		17,633

(1)  Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits - DI.

(2) Comprised primarily by Time Deposit and securities with fixed income.